Cover	Dec. 15, 2021
Cover [Abstract]
Entity Registrant Name	AmpliTech Group, Inc.
Entity Central Index Key	0001518461
Document Type	8-K/A
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 15, 2021
Entity File Number	000-54355
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-4566352
Entity Address Address Line 1	620 Johnson Avenue
Entity Address City Or Town	Bohemia
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11716
City Area Code	631
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	521-7831
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	AMPG
Security Exchange Name	NASDAQ